Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

NOTE 7 — WARRANT LIABILITIES

2022 and 2023 Convertible Promissory Notes Warrants

During 2022 and 2023, the Company issued warrants to purchase common stock to the 2022 Notes holders, including a related party, in an amount equal to 50% of the cash proceeds (see Notes 5, 14 and 16). These warrants are exercisable on or after the occurrence of an IPO or a deSPAC merger and expire on July 31, 2027. The warrant exercise price is equal to: (i) if the Company consummates an IPO, 100% of the price per share at which the Company’s common stock is sold in the IPO, or (ii) if the Company consummates a deSPAC merger, 100% of the redemption price related to such deSPAC merger. The warrants will automatically be exercised cashlessly if the stock price hits 125% of the IPO price. The warrants are free-standing instruments and determined to be liability-classified in accordance with ASC 480. More specifically, ASC 480 requires a financial instrument to be classified as a liability if such financial instrument contains a conditional obligation that the issuer must or may settle by issuing a variable number of its equity securities if, at inception, the monetary value of the obligation is predominantly based on a known fixed monetary amount.

The Company measured the warrant liabilities at fair value at the respective issuance dates of the 2022 Notes, including the notes issued in February 2023, and March 31, 2023, using a probability weighted expected return method and the Monte Carlo Simulation. The fair value of the warrant liabilities at the issuance dates of the 2022 Notes issued in 2022 was approximately $581,364, of which $300,059 was associated with the related party warrant liabilities. The fair value of the warrant liabilities at the issuance dates of the 2022 Notes issued in February 2023 was approximately $12,874. The warrant liabilities are subsequently remeasured to fair value at each reporting date with changes in fair value recognized as a component of total other income (expense) in the consolidated statements of operations. The Company recorded a net loss of $61,746 and a net loss of $345,709 resulting from the change in fair value of the warrant liabilities for the nine months ended September 30, 2024 and 2023 respectively, of which $26,242 and $153,736, respectively was related to the change in value of the related party warrant liabilities. On September 30, 2024 and December 31, 2023, the fair value of the warrant liabilities was $856,614 and $794,868, respectively of which $367,401 and $340,918, respectively, were associated with the related party warrant liabilities.

In April 2024,under a Securities Exchange Agreement, the strike price of the warrants became fixed at a negotiated fixed, non-adjustable price of $6.00 per share (as opposed to the previous pricing which was contingent on the IPO price), these 908,334 warrants now have a fixed price and include a cashless exercise provision, and will no longer qualify to be classified as liabilities in accordance with ASC 480, and their fair value that has previously been recorded as warrant liabilities will be reclassified to equity upon the closing of the Company’s IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional fixing of the strike price at $6.00 per share. (See Note 16.)

2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants

From August 2023 to April 2024, the Company issued warrants to purchase common stock to the Whiskey Note holders, including a related party, in an amount equal to the cash proceeds divided by the exercise price. (see Notes 5, 14 and 16). These warrants were exercisable on or after the earlier of (i) occurrence of an IPO, or (ii) August 29, 2024, and expire on August 29, 2028. The warrant exercise price was equal to the lesser of: (i) if the Company consummates an IPO, 100% of the price per share at which the Company’s common stock is sold in the IPO, or (ii) $10.00 per share. The warrants will automatically be exercised on a cashless basis after the three-year anniversary of the issuance date if the stock price hits 125% of the warrant exercise price. The warrants are free-standing instruments and determined to be liability-classified in accordance with ASC 480. More specifically, ASC 480 requires a financial instrument to be classified as a liability if such financial instrument contains a conditional obligation that the issuer must or may settle by issuing a variable number of its equity securities if, at inception, the monetary value of the obligation is predominantly based on a known fixed monetary amount.

The Company measured the warrant liabilities at fair value at the respective issuance dates of the Whiskey Notes using a probability weighted expected return method and the Monte Carlo Simulation. The fair value of the warrant liabilities at the issuance dates in the nine months ended September 30, 2024 and December 31, 2023 was approximately $302,020 and $1,621,527, respectively, of which $111,112 and $436,041, respectively, was associated with the related party warrant liabilities. The fair value of the warrant liabilities at the issuance dates in April 2024 was approximately $48,889, of which $26,706 was associated with the related party warrant liabilities. The warrant liabilities are subsequently remeasured to fair value at each reporting date with changes in fair value recognized as a component of total other income (expense) in the consolidated statements of operations. The Company recorded a net gain of $1,796,054 (of which $487,844 was to a related party) resulting from the change in fair value of the warrant liabilities to $18,658 (of which $6,346 was to a related party) for the nine months ended September 30, 2024.

In April 2024, the Whiskey Notes (including 755,919 related warrants) were exchanged (contingent upon the consummation of the Company’s initial public offering) for common stock. The then outstanding $23,311,063 in aggregate fair value ($8,678,433 of principal amount, including accrued interest; $6,630,870 of proceeds) of the Whiskey Notes and related Warrants (Warrant Liability) in accordance with a Subscription Exchange Agreement, exchanged for a total of 2,399,090 shares of common stock and 546,927 prepaid warrants to purchase common stock. The Whiskey Notes and related warrants were exchanged (contingent upon the consummation of the Company’s initial public offering) for common stock; however, the Whiskey Notes and related Warrant Liabilities remain on the Company’s balance sheet until subsequent to September 30, 2024 (upon the closing of the Company’s IPO (which occurred on November 25, 2024) — which is the remaining prerequisite for the unconditional exchange of the outstanding indebtedness and related warrants for equity). (See Note 16.)

As of September 30, 2024, as part of the Series A Preferred Stock offering, the holders of the Series A Preferred Stock received warrants entitling its holder to purchase an aggregate of 197,013 of shares of common stock determined by (a) 25% of the Subscription Amount of such Investor divided by (b) $5.00, and shall have an exercise price equal to the lesser of $5.00 or the price per share at which the common stock is sold in the Company’s Initial Public Offering (the “Exercise Price”), subject to splits, combinations or other like adjustments. Subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share, the exercise price of the 197,013 warrants was fixed at $4.00 per share. (See Note 16.) The Warrants will expire June 15, 2029. At any time after June 15, 2027, the Warrants shall automatically exercise on a cashless basis if the common stock has traded for 5 consecutive trading days at or above 125% of the Exercise Price.

NOTE 7 — WARRANT LIABILITIES

2022 and 2023 Convertible Promissory Notes Warrants

During 2022 and 2023, the Company issued warrants to purchase the Company’s common stock to the 2022 Notes holders, including a related party, in an amount equal to 50% of the cash proceeds (see Note 5 and Note 14). These warrants are exercisable on or after the occurrence of an IPO or a deSPAC merger and expire on July 31, 2027. The warrant exercise price is equal to: (i) if the Company consummates an IPO, 100% of the price per share at which the Company’s common stock is sold in the IPO, or (ii) if the Company consummates a deSPAC merger, 100% of the redemption price related to such deSPAC merger. The warrants will automatically be exercised cashlessly if the stock price hits 125% of the IPO price. The warrants are free-standing instruments and determined to be liability-classified in accordance with ASC 480. More specifically, ASC 480 requires a financial instrument to be classified as a liability if such financial instrument contains a conditional obligation that the issuer must or may settle by issuing a variable number of its equity securities if, at inception, the monetary value of the obligation is predominantly based on a known fixed monetary amount.

The Company measured the warrant liabilities at fair value at the respective issuance dates of the 2022 Notes, including the note issued in February 2023, and March 31, 2023 using a probability weighted expected return method and the Monte Carlo Simulation. The fair value of the warrant liabilities at the issuance dates of the 2022 Notes issued in 2022 was approximately $581,364, of which $300,059 was associated with the related party warrant liabilities. The fair value of the warrant liabilities at the issuance dates of the 2022 Notes issued in February 2023 was approximately $12,874. The warrant liabilities are subsequently remeasured to fair value at each reporting date with changes in fair value recognized as a component of total other income (expense) in the consolidated statements of operations. The Company recorded a net loss of $348,994 and a net gain of $148,364 resulting from the change in fair value of the warrant liabilities for the years ended December 31, 2023 and 2022, respectively, of which $149,710 and $68,635, respectively was related to the change in value of the related party warrant liabilities. On December 31, 2023 and 2022, the fair value of the warrant liabilities was $794,868 and $433,000, respectively of which $340,918 and $188,480 were associated with the related party warrant liabilities.

In April of 2024,under a Securities Exchange Agreement, the strike price of the warrants became fixed at a negotiated fixed, non-adjustable price of $6.00 per share (as opposed to the previous pricing which was contingent on the IPO price), whereas these 908,334 warrants now have a fixed price and include a cashless exercise provision, and will no longer qualify to be classified as liabilities in accordance with ASC 480, and their fair value that has previously been recorded as warrant liabilities will be reclassified to equity. (See Note 16.)

2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants

During 2023, the Company issued warrants to purchase the Company’s common stock to the Whiskey Note holders, including a related party, in an amount equal to the cash proceeds divided by the exercise price. (see Note 5 and Note 14). These warrants are exercisable on or after the earlier of (i) occurrence of an IPO, or (ii) August 29, 2024, and expire on August 29, 2028. The warrant exercise price is equal to the lesser of: (i) if the Company consummates an IPO, 100% of the price per share at which the Company’s common stock is sold in the IPO, or (ii) $10.00 per share. The warrants will automatically be exercised cashlessly after the three-year anniversary of the issuance date if the stock price hits 125% of the warrant exercise price. The warrants are free-standing instruments and determined to be liability-classified in accordance with ASC 480. More specifically, ASC 480 requires a financial instrument to be classified as a liability if such financial instrument contains a conditional obligation that the issuer must or may settle by issuing a variable number of its equity securities if, at inception, the monetary value of the obligation is predominantly based on a known fixed monetary amount.

The Company measured the warrant liabilities at fair value at the respective issuance dates of the Whiskey Notes using a probability weighted expected return method and the Monte Carlo Simulation. The fair value of the warrant liabilities at the issuance dates in 2023 was approximately $1,621,527, of which $436,041 was associated with the related party warrant liabilities. The warrant liabilities are subsequently remeasured to fair value at each reporting date with changes in fair value recognized as a component of total other income (expense) in the consolidated statements of operations. The Company recorded a net gain of $108,835 (of which $29,267 was to a related party) resulting from the change in fair value of the warrant liabilities to $1,512,692 (of which $406,774 was to a related party) for the year ended December 31, 2023.

Subsequent to December 31, 2023 and through April 26, 2024, the Whiskey Notes (including 884,116 related warrants) were exchanged (contingent upon the consummation of this offering) for common stock. The then outstanding $26,797,284 in aggregate fair value ($8,678,433 of principal amount, including accrued interest; $6,630,870 of proceeds) of the Whiskey Notes and related Warrants (Warrant Liability) in accordance with a Subscription Exchange Agreement, exchanged (contingent upon the consummation of this offering) for a total of 2,399,090 shares of our common stock and 546,927 prepaid warrants to purchase our common stock. The Whiskey Notes and related warrants were exchanged (contingent upon the consummation of this offering) for common stock; however, the Whiskey Notes and related Warrant Liabilities remain on our balance sheet until subsequent to December 31, 2023 (upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional exchange of the outstanding indebtedness and related warrants for equity). (See Note 16.)

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation as of December 31, 2023 and 2022 under Level 3.